Notes to consolidated cash flow statement- Narrative (Details) - EUR (€) € in Thousands		7 Months Ended	12 Months Ended
	Jul. 29, 2025	Jul. 29, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes To Consolidated Cash Flow Statement [Line Items]
Acquisitions of business combinations, property, plant and equipment			€ 12,360	€ 12,538	€ 13,301
Business combinations			9,818	8,424	5,859
Sale of treasury shares, net			€ 107,216		3,654
Share issue related cost	€ 1,200
Percentage of ordinary shares outstanding	10.00%
Outstanding ordinary shares
Notes To Consolidated Cash Flow Statement [Line Items]
Sale Of treasury shares			14,121,062
Shares issued of transaction cost	26,800,000	26,800,000
Number of shares outstanding (in shares)	12,700,000	12,700,000
Total equity attributable to shareholders of the Parent Company
Notes To Consolidated Cash Flow Statement [Line Items]
Sale of treasury shares, net			€ 107,216		3,654
Acquisition of Thom Browne business in South Korea
Notes To Consolidated Cash Flow Statement [Line Items]
Deferred consideration			(9,086)
Gross carrying amount
Notes To Consolidated Cash Flow Statement [Line Items]
Additions to right-of-use assets			300,103	196,121	€ 141,995
Acquisitions of business combinations, property, plant and equipment			€ 632	1,014
Business combinations				€ 8,280